UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
2/29/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
IF — Inverse Floater
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.9%)(a)
	Rating(RAT)	Principal amount	Value

Arkansas (0.2%)

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	$150,000	$156,675

			156,675
Guam (1.2%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB-	750,000	795,045

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	151,226

			946,271
Michigan (85.4%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	190,000	180,772

Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.), NATL, 5s, 5/1/19	Aa3	1,425,000	1,553,236

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	250,000	229,908

Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	A-	1,500,000	1,372,065

Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AA-	1,000,000	1,246,810
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A2	1,075,000	1,086,578

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,300,000	1,491,984

Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC, NATL, 5 1/4s, 2/1/27	BBB+	3,065,000	3,065,153

Ecorse, Pub. School Dist. G.O. Bonds, AGM, Q-SBLF, 5s, 5/1/12	Aa2	650,000	654,797

Fenton, Area Pub. Schools G.O. Bonds (School Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,000,000	1,102,630

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	Aa2	1,425,000	1,614,867

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	327,873

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	320,000	320,186

Gibraltar, School Dist. G.O. Bonds (School Bldg. & Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21	Aa2	2,000,000	2,149,220

Grand Rapids, Rev. Bonds (San. Swr. Sys.), NATL, 5s, 1/1/20	Aa1	500,000	545,945

Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	543,920

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	Aa3	2,000,000	2,165,680

Kentwood Pub. Schools G.O. Bonds, 4s, 5/1/14(FWC)	AA-	350,000	374,042

Lake Superior State U. Rev. Bonds, AGM, 4s, 11/15/18(FWC)	AA-	500,000	547,245

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,640,000	1,840,490

MI Fin. Auth. Rev. Bonds (Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa2	1,000,000	1,173,520

MI Fin. Auth. Ltd. Oblig. Rev. Bonds (Pub. School Academy - Old Redford), Ser. A, 6 1/2s, 12/1/40	BBB-	400,000	402,596

MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB+	1,000,000	1,000,920
(Alma College), 5 1/4s, 6/1/33	A3	1,000,000	1,067,780
(Kalamazoo College), 5s, 12/1/33 (Prerefunded 12/1/17)	A1	500,000	618,825
(Kalamazoo College), 5s, 12/1/20 (Prerefunded 12/1/12)	A1	250,000	258,913

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 0.12s, 11/1/36	VMIG1	2,990,000	2,990,000

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	564,635

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,275,040
FGIC, NATL, zero %, 10/15/22	Aa3	1,500,000	937,875

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,116,370
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,000,000	1,042,930
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,500,000	1,550,235
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	1,034,960
(Ascension Hlth.), Ser. B, 5s, 11/15/25	Aa1	1,000,000	1,117,520
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	891,112

MI State Strategic Fund Ltd. Mandatory Put Bonds (Dow Chemical)
Ser. A-2, 5 1/2s, 6/1/13	BBB	635,000	664,597
Ser. A-1, 6 3/4s, 6/2/14	BBB	200,000	221,508

MI State Strategic Fund Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	1,500,000	1,961,715
(MI House of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	Aa3	1,500,000	1,707,735

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	750,000	851,070

MI State Strategic Fund Solid Waste Disp. Rev. Bonds (Waste Mgmt.), 4 1/2s, 12/1/13	BBB	1,000,000	1,052,520

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,783,000

MI State Trunk Line Fund Rev. Bonds, 3s, 11/15/14	AA+	100,000	106,738

MI State U. Rev. Bonds, Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,233,580

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	B-	1,000,000	757,930
6s, 6/1/34	B-	1,250,000	973,750

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	BBB	500,000	514,540

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	Aa3	1,000,000	1,117,200

Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s, 6/1/31 (Prerefunded 6/1/12)	AAA/P	750,000	768,510

Roseville, School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,500,000	1,643,985

Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William Beaumont Hosp.), Ser. M, NATL, 5 1/4s, 11/15/35	A1	875,000	875,429

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	1,036,430

U. of MI VRDN (Hosp.), Ser. A, 0.09s, 12/1/37	VMIG1	2,255,000	2,255,000

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	BBB+	490,000	546,085

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	A3	1,000,000	1,026,500
Ser. C, 5s, 12/1/22	A2	1,000,000	1,112,040

Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	Aa2	1,000,000	1,107,010

Western MI U. Rev. Bonds, 5 1/4s, 11/15/40	A1	500,000	549,785

Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28 (Prerefunded 5/1/13)	AA-	125,000	131,756

			66,455,045
Puerto Rico (12.2%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	Baa1	1,000,000	1,109,090
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	500,000	559,920
(Pub. Impt.), NATL, 5 1/2s, 7/1/13	Baa1	1,000,000	1,051,747
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	Baa1	210,000	218,369
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30 (Prerefunded 7/1/16)	AA+	340,000	407,997
Ser. A, 5 1/4s, 7/1/26	Baa1	500,000	523,140

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2	1,350,000	1,454,868

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,400,000	1,400,238

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	Baa1	1,000,000	1,132,290

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	Baa1	500,000	568,800
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	1,000,000	1,066,880

			9,493,339
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	380,000	415,199
5s, 10/1/25	Baa2	200,000	216,046

			631,245
TOTAL INVESTMENTS

Total investments (cost $72,177,908)(b)			$77,682,575

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $77,774,488.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $72,177,908, resulting in gross unrealized appreciation and depreciation of $6,012,915 and $508,248, respectively, or net unrealized appreciation of $5,504,667.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	19.7%
	AGM	17.3
	FGIC	14.3
	Q-SBLF	11.7
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	19.8%
	Local government	17.0
	Education	15.8
	State government	14.0
	Utilities	12.0
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$77,682,575	$—

Totals by level	$—	$77,682,575	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012